Leasing - Maturities of Operating and Finance Leases After Adopting 2016-02 (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating leases
2022	$ 225
2023	194
2024	147
2025	139
2026	146
2027 and thereafter	825
Total lease payments	1,676
Less: Imputed interest	215
Total	1,461	$ 1,669
Finance leases
2022	24
2023	0
2024	0
2025	0
2026	0
2027 and thereafter	0
Total lease payments	24
Less: Imputed interest	0
Total	$ 24	$ 11